Taxes Payable (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of taxes payables [Line Items]
Provisions		R$ 254,455	R$ 265,183
Current		142,168	193,588
Non-current		112,287	71,595
Income taxes paid (refund)	R$ 103,650
Government installment payment program federal
Disclosure of taxes payables [Line Items]
Provisions		157,970	96,547
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")
Disclosure of taxes payables [Line Items]
Provisions		4,231	55,385
Taxes withheld
Disclosure of taxes payables [Line Items]
Provisions		76,520	49,906
Import taxes
Disclosure of taxes payables [Line Items]
Provisions		13,483	15,189
Others
Disclosure of taxes payables [Line Items]
Provisions		R$ 2,251	R$ 48,156